Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories	Inventories
The composition of inventory at each period-end is as follows:

Type of inventory	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Raw material	61,098	27,035
Production supplies	77,810	68,426
Products-in-progress	744,217	590,946
Finished product	891,469	1,097,874
Total	1,774,594	1,784,281
As of December 31, 2023 and 2022, the Company held caliche stockpiles, solutions in solar ponds and intermediary salts amounting ThUS$ 503,318 and as of December 31, 2022 was ThUS$ 513,209 (including products in progress). As of December 31, 2023, bulk inventories recognized within work in progress were ThUS$ 221,559, while as of December 31, 2022 this value amounted to ThUS$ 122,284.
As of December 31, 2023, bulk inventories recognized within finished goods were ThUS$ 164,029 (as of December 31, 2022, this value amounted to ThUS$ 198,796).
As of December 31, 2023 and 2022, recognized inventory allowances, amounted to ThUS$ 133,768 and ThUS$ 104,057, respectively. For finished and in-process products, recognized allowances include the provision associated with the lower value of stock (considers lower realizable value, uncertain future use, reprocessing costs of off-specification products, etc.), provision for inventory differences and the provision for potential errors in the determination of inventories (e.g., errors in topography, grade, moisture, etc.). (See Note 3.15).
For raw materials, supplies, materials and parts, the lower value provision was associated to the proportion of defective materials and potential differences.
The breakdown of inventory allowances is detailed as follows:

Type of inventory	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Raw material and supplies for production	7,724	4,186
Products-in-progress	104,970	83,499
Finished product	21,074	16,372
Total	133,768	104,057
The Company has not pledged inventory as collateral for the periods indicated above.
As of December 31, 2023, and 2022, movements in provisions are detailed as follows:

Reconciliation	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Beginning balance	104,057	75,892	80,930
Increase in Lower Value	32,926	29,693	(3,650)
Additional Provision Differences of Inventory	455	(161)	330
Increase / Decrease eventual differences and others	—	—	—
Provision Used	(3,670)	(1,367)	(1,718)
Total changes	29,711	28,165	(5,038)
Final balance	133,768	104,057	75,892
For further details, see accounting policy for inventory measurement in Note 3.15